Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total Fair Value [Domain Member]
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	[1]	€ 2,332		€ 193		€ 1,209
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Total Sales & Trading		3,049		2,650		3,081
Sales & Trading (equity)	[1],[2]	(409)		87		369
FIC Sales & Trading	[2]	3,457		2,563		2,712
Other trading income (loss)	[2]	(952)		(2,453)		(3,154)
Total trading income (loss)	[1]	2,097		197		(72)
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	[3],[4]	5		72		(77)
Equity securities	[4]	114	[3]	271	[3]	159
Loans and loan commitments		(38)		28		77
Deposits		(9)		(19)		27
Other non-trading finacial assets mandatory at fair value through profit and loss		203		25		26
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		276		377		212
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments		15		(9)		7
Deposits		1		0		19
Long-term debt		(71)		(386)		1,118
Other financial assets/liabilities designated at fair value through profit or loss		16		15		(75)
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		€ (40)		€ (381)		€ 1,069

[1]	EUR 124million was reclassified from trading income to net interest income for year ended December 31, 2018.
[2]	Prior year figures are presented in the current structure.
[3]	Prior year number revised.
[4]	Prior year segmental information presented in the current structure.